ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
At beginning of period	¥ 376,574,061	¥ 335,713,383
Addition	78,801,425	204,751,238
Write-off	9,718,086	0
Reversal	(216,236,097)	(129,647,577)
At end of period	¥ 248,857,475	¥ 410,817,044